Intangible Asset, Net	9 Months Ended
Sep. 30, 2017
Intangible Asset, Net [Abstract]
Intangible Asset, Net

NOTE 7 - Intangible Asset, Net

For the years ended December 31, 2016 and 2015 and nine-month period ended September 30, 2017, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net Cost
January 1, 2015	$-	$-	$-
Addition	4,950,000	82,500	4,867,500
December 31, 2015	4,950,000	82,500	4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	371,250	(371,250)
September 30, 2017 (Unaudited)	$4,950,000	$948,750	$4,001,250